UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     December 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $166,345 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHUBB CORP                     COM              171232101     3081    40065 SH       Sole                        0        0    40065
CISCO SYS INC                  COM              17275R102      276    14273 SH       Sole                        0        0    14273
CONOCOPHILLIPS                 COM              20825C104      243     2794 SH       Sole                        0        0     2794
GENERAL ELEC CO                COM              369604103      529    14500 SH       Sole                        0        0    14500
GENESYS S A                    SP ADR REP 1/2   37185M100       44    55239 SH       Sole                        0        0    55239
INTEL CORP                     COM              458140100      360    15408 SH       Sole                        0        0    15408
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105      573    28637 SH       Sole                        0        0    28637
ISHARES TR                     RUSSELL1000VAL   464287598    17094   257553 SH       Sole                        0        0   257553
ISHARES TR                     MSCI EAFE IDX    464287465    23693   147851 SH       Sole                        0        0   147851
ISHARES TR                     MSCI EMERG MKT   464287234      311     1540 SH       Sole                        0        0     1540
ISHARES TR                     RUSSELL 1000     464287622    13517   208148 SH       Sole                        0        0   208148
ISHARES TR                     RUSL 2000 GROW   464287648      453     6730 SH       Sole                        0        0     6730
ISHARES TR                     RUSSELL 2000     464287655     2545    19649 SH       Sole                        0        0    19649
ISHARES TR                     RUSL 2000 VALU   464287630      700     3626 SH       Sole                        0        0     3626
ISHARES TR                     S&P500/BAR VAL   464287408      431     6850 SH       Sole                        0        0     6850
ISHARES TR                     S&P 500 INDEX    464287200    12558   103784 SH       Sole                        0        0   103784
ISHARES TR                     S&P SMLCAP 600   464287804     8656    53198 SH       Sole                        0        0    53198
ISHARES TR                     S&P SMLCP VALU   464287879    10564    86731 SH       Sole                        0        0    86731
ISHARES TR                     RUSSELL1000GRW   464287614     3941    80177 SH       Sole                        0        0    80177
JDS UNIPHASE CORP              COM              46612J101       86    27000 SH       Sole                        0        0    27000
JOHNSON & JOHNSON              COM              478160104      236     3720 SH       Sole                        0        0     3720
LEXAR MEDIA INC                COM              52886P104      110    14000 SH       Sole                        0        0    14000
LIMITED BRANDS INC             COM              532716107     1257    54584 SH       Sole                        0        0    54584
MBNA CORP                      COM              55262L100      261     9269 SH       Sole                        0        0     9269
MIDCAP SPDR TR                 UNIT SER 1       595635103     1780    14710 SH       Sole                        0        0    14710
NASDAQ 100 TR                  UNIT SER 1       631100104     3452    86479 SH       Sole                        0        0    86479
PAYCHEX INC                    COM              704326107     4417   129599 SH       Sole                        0        0   129599
PFIZER INC                     COM              717081103     4173   155189 SH       Sole                        0        0   155189
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1530    72460 SH       Sole                        0        0    72460
SPDR TR                        UNIT SER 1       78462F103    49407   408758 SH       Sole                        0        0   408758
SYCAMORE NETWORKS INC          COM              871206108       41    10000 SH       Sole                        0        0    10000
ZHONE TECHNOLOGIES INC NEW     COM              98950P108       26    10000 SH       Sole                        0        0    10000